AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund
International Equity Fund
Intermediate Bond Fund
Class A
Class C
Supplement dated March 18, 2009 to the

Prospectus dated March 2, 2009

Please replace the Fees and Expenses table for the Stock Fund on page 5 with the following:

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(fees paid directly from your investment)	Class A Shares	Class C Shares
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)	5.75%	None
Maximum deferred sales charge (as a percentage of the Net Asset
at purchase)	None(1)	1.00	%(4)
ANNUAL FUND OPERATING EXPENSES
Management Fee	1.00%	1.00%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(2)	0.37%	0.37%
Total Annual Fund Operating Expenses Before Reductions	1.87%	2.37%
Expense Reductions(3)	–0.38%	–0.38%
Total Annual Fund Operating Expenses After Reductions	1.49%	1.99%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% Contingent Deferred Sales Charge (CDSC) if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)

Other Expenses are based on estimated amounts for the current fiscal year and include expenses incurred from acquired fund fees and expenses, which do not exceed more than 0.01% of average net assets of the fund.

(3)

AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2010 in order to keep the Total Annual Fund Operating Expenses at 1.49% and 1.99% for the Class A and Class C

Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.
(4)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,094	$1,495	$2,610
Class C Shares
- No Redemption	$202	$703	$1,231	$2,677
- With Redemption	$305	$703	$1,231	$2,677

Please replace the Fees and Expenses table for the International Equity Fund on page 15 with the following:

ANNUAL FUND OPERATING EXPENSES
Management Fee	0.81%	0.81%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(2)	0.31%	0.31%
Total Annual Fund Operating Expenses Before Reductions	1.62%	2.12%
Expense Reductions(3)	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Reductions	1.59%	2.09%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)

Other Expenses are based on estimated amounts for the current fiscal year and include expenses incurred from acquired fund fees and expenses, which do not exceed more than 0.01% of average net assets of the fund.

(3)

AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2010 in order to keep the Total Annual Fund Operating Expenses at 1.59% and 2.09% for the Class A and Class C

Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.
(4)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$727	$1,054	$1,403	$2,384
Class C Shares
No Redemption	$212	$661	$1,136	$2,449
With Redemption	$315	$661	$1,136	$2,449

Please replace the Fees and Expenses table for the Intermediate Bond Fund on page 25 with the following:

ANNUAL FUND OPERATING EXPENSES
(fees paid from fund assets)	Class A	Class C
Management Fee(1)(2)	0.40%	0.40%
Distribution (12b-1) Fee and Service Fee	0.50%	1.00%
Other Expenses	0.61%	0.61%
Total Fund Operating Expenses	1.51%	2.01%
Fee Waivers(1)(3)	–0.61%	–0.41%
Net Expenses	0.90%	1.60%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)

Other Expenses are based on estimated amounts for the current fiscal year and include expenses incurred from acquired fund fees and expenses, which do not exceed more than 0.01% of average net assets of the fund.

(3)

AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2010 in order to keep the Total Annual Fund Operating Expenses at 0.90% and 1.60% for the Class A and Class C

Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.
(4)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$825	$1,158	$2,100
Class C Shares
No Redemption	$163	$591	$1,045	$2,305
With Redemption	$266	$591	$1,045	$2,305

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund
International Equity Fund
Intermediate Bond Fund

Institutional Class

Supplement dated March 18, 2009 to the

Prospectus dated March 2, 2009

Please replace the Fees and Expenses table for the Stock Fund on page 5 with the following:

ANNUAL FUND OPERATING EXPENSES
Management Fee	1.00%
Distribution (12b-1) and Service Fees	None
Other Expenses(1)	0.37%
Total Fund Operating Expenses Before Reductions	1.37%
Expense Reductions(2)	-0.38%
Total Annual Fund Operating Expenses After Reductions	0.99%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.
(2)

AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2010 in order to keep the Total Annual Fund Operating Expenses at 0.99%. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same.

It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
Institutional	$101	$396	$714	$1,613
Class Shares

Please replace the Fees and Expenses table for the International Equity Fund on page 15 with the following:

ANNUAL FUND OPERATING EXPENSES
Management Fee	0.81%

Distribution (12b-1) and Service Fees	None
Other Expenses(1)	0.31%
Total Annual Fund Operating Expenses Before Reduction	1.12%
Expense Reductions(2)	–0.03%
Total Annual Fund Operating Expenses After Reduction	1.09%

(1)

Other Expenses are based on estimated amounts for the current fiscal year and includes expenses incurred from acquired fund fees and expenses, which do not exceed more than 0.01% of average net assets of the fund.

(2)

AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2010 in order to keep the Total Annual Fund Operating Expenses at 1.04%. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
Institutional	$111	$353	$614	$1,360
Class Shares

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund
International Equity
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund
Financial Services Fund

Class A
Class C
Institutional Class

     Supplement dated March 18, 2009 to the Statement of Additional Information dated March 2, 2009

Please replace the Fee Waivers Section on page 48 with the following:

FEE WAIVERS

The Advisor has agreed in writing to limit the expenses of the American Independence Funds to the amount indicated below until March 1, 2010 for all funds except the Kansas Tax-Exempt Bond Fund which waiver will be in effect until March 2011 .These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

The Advisor has agreed to reduce its management fee and reimburse expenses in order to keep total annual fund operating expenses at the following levels:

Fund	Class A	Class C	Institutional Class
Stock Fund	1.49%	1.99%	0.99%
International Equity	1.59%	2.09%	1.09%
Short-Term Bond Fund	0.70%	1.45%	0.45%
Intermediate Bond Fund	0.90%	1.60%	0.60%
Kansas Tax-Exempt Bond
Fund	0.90%	1.40%	0.40%
Financial Services Fund	2.25%	2.75%	1.75%

Investors should retain this supplement for future reference.